Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Interest rate swaps	$ 2.7	$ 3.5
Pension obligation and other temporary differences	2.8	4.0
Tax loss carry forwards	47.9	60.9
Property, plant and equipment	1.5	1.8
Total deferred tax assets before valuation allowance	54.9	70.2
Valuation allowance	0.0	0.0
Total deferred tax assets before netting	54.9	70.2
Netting positions	(26.6)	(36.5)
Net deferred tax assets	28.3	33.7
Deferred tax liabilities:
Property, plant and equipment	81.6	69.6
Deferred foreign exchange results	1.1	2.0
Foreign exchange forward contracts	8.5	5.7
Other temporary differences	1.2	0.3
Total deferred tax liabilities before netting	92.4	77.6
Netting positions	(26.6)	(36.5)
Net deferred tax liabilities	$ 65.8	$ 41.1